Commitments and Contingencies Level 4 (Details) - Non-Environmental Liabilities (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Estimated Litigation Liability	$ 22	$ 7
Estimated Litigation Liability, Current	8	3
Brazil Tax Claim [Member]
Loss Contingencies [Line Items]
Estimated Litigation Liability	$ 34